Segment Information (Details) - 12 months ended Mar. 31, 2025	CNY (¥)	Total	segment
Segment Information [Line items]
Number of operating segment (in segment)		1	1
Clinical trial fees	¥ 93,591,766
Other expenses	¥ 499,889,555